OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Payments to acquire productive assets	$ 221.2	$ 274.0
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Payments to acquire productive assets	162.0	145.3
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Payments to acquire productive assets	49.2	122.7
Operating segments | Healthcare
Disclosure of operating segments [line items]
Payments to acquire productive assets	$ 10.0	$ 6.0